SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Functional currency:

The majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

The financial statements of a foreign subsidiary whose functional currency has been determined to be its local currency, have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect at the balance sheet date. Statements of operations amounts have been translated using average rates, which approximates the prevailing exchange rate for each transaction. The resulting translation adjustments are reported as a component of equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities ("VIE") provisions of  ASC 810, "Consolidation" ("ASC 810"). Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that is unable to make significant decisions about its activities, (3) has a group of equity owners that does not have the obligation to absorb losses or the right to receive returns generated by its operations or (4) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities (for example, providing financing or buying assets) either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

ASC 810 requires a VIE to be consolidated by the party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) that has both of the following characteristics: a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on a majority voting interest. ASC 810 also requires disclosures about VIEs in which the variable interest holder is not required to consolidate but in which it has a significant variable interest.

Most of the activity of Gilat Colombia in Colombia consists of operating subsidized projects for the government of Colombia (the "Compartel Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002.

As required by the Compartel Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy (the "Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Colombia government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the Subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Company's management is that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts.  As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of December 2011 and 2010, the Trust's total assets, mainly classified as "Restricted cash held by trustees" and total liabilities, mainly classified as "Short-term advances from customers held by trustees" are consolidated within the financial statements of the Company and amounted to $ 1,555 and $ 1,004, respectively.

d.	Cash equivalents:

e.	Short-term and long-term restricted cash:

Short-term restricted cash is primarily invested in certificates of deposit, which mature within one year. As of December 31, 2011, the vast majority of this amount was linked to the dollar. It is used as collateral for the lease of the Group's offices, performance guarantees to customers and loans, and bears weighted average interest rates of 1.29% and 1.64% as of December 31, 2011 and 2010, respectively.

Long-term restricted cash is primarily invested in certificates of deposit, which mature in more than one year. As of December 31, 2011, the vast majority of the amount is linked to the dollar. It bears annual weighted average interest rates of 0.47% and 0.35% as of December 31, 2011 and 2010, respectively. This long-term restricted cash is used as collateral for the lease of the Group's offices, a sale and lease back transaction, performance guarantees to customers and loans.

f.	Restricted cash held by trustees:

As of December 31, 2011 and 2010, short-term restricted cash held by trustees is invested in a savings bank account linked to the Colombian Peso. The restricted cash is being released based upon performance milestones as stipulated in the Group's agreements with the government of Colombia.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statement of operations as cost of revenue.

Cost is determined as follows:

Raw materials, parts and supplies - with the addition of allocable indirect manufacturing costs using the average cost method.

Work-in-progress - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the average cost method.

Finished products - calculated on the basis of direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the average cost method.

h.	Investment in other companies:

The investment in these companies is stated at cost since the Group does not have the ability to exercise significant influence over operating and financial policies of the investments.

The Group's investments in other companies are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable in accordance with ASC 323, "Investments - Equity Method and Joint Ventures". Any impairment loss is recognized in the consolidated statements of operations. As of December 31, 2011 and 2010, the investment in these companies was nil.

i.	Long-term trade receivables:

Long-term trade receivables from long-term payment agreements are initially recognized at estimated present values determined based on rates of interest at recognition date and reported at the net amounts in the accompanying consolidated financial statements. Imputed interest is recognized, using the effective interest method, as a component of financial income (expenses) in the statements of operations.

j.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using  the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as the following weighted average  in years:
Years

Technology	7.8
Customer relationships	7
Marketing rights and patents	12.3
In-process research and development	9.5
Backlog	1.1

In accordance with ASC 360, "Property, Plant, and Equipment" ("ASC 360"), the Company's management assessed whether there has been an impairment of the Company's intangible assets during 2011. This was undertaken due to certain indicators of impairment,  mainly the goodwill impairment related to Wavestream. Impairment is considered to exist if total estimated future cash flows on an undiscounted basis are less than the carrying value of the asset or asset group tested for impairment.

Based on the assessment described above, as of December 31, 2011 no impairment losses have been identified. (See also Note 2m).

Deferred charges represent costs related to the deferred revenue. Such costs are charged to the statement of operations when the related revenues are recognized. Deferred charges are presented on the balance sheet under other current assets, if it will be recognized in the statement of operations within a year after the balance sheet date and under intangible assets and deferred charges, if it will be recognized in more than one year after the balance sheet date.

l.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed its annual impairment test as of December 31, 2011 and recorded goodwill impairment in the total amount of approximately $17,900 in connection with Wavestream reporting unit.  The material assumptions used for the income approach for 2011 were 5 years of projected net cash flows, a discount rate of 12.5% and a long-term growth rate of 4%.

m.	Impairment of long-lived assets and long-lived assets to be disposed of:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. (See also Note 2k).

In 2011 and 2010, no impairment losses have been identified.

n.	Revenue recognition:

The Group generates revenue mainly from the sale of products and services for satellite-based communications networks. Sale of products includes mainly the sale of VSATs, hubs and amplifiers. Service revenue include access to and communication via satellites ("space segment), installation of network equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance and repair services. The Group sells its products primarily through its direct sales force and indirectly through resellers or system integrators. Sales consummated by the Group's sales force and sales to resellers or system integrators are considered sales to end-users.

Revenue from product sales is recognized in accordance with SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable. When significant acceptance provisions are included in the arrangement revenue are deferred until the acceptance occurs. Generally, the Group does not grant rights of return. Service revenues are recognized ratably over the period of the contract or as services are performed, as applicable.

In October 2009, the FASB issued Accounting Standards Update (''ASU'') No. 2009-13, ''Multiple-Deliverable Revenue Arrangements'' (''ASU 2009-13''). The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.
The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified transaction  originating after January 1, 2011; the effect of the adoption of the new standard on the financial results of the Company for the year ended December 31, 2011, was immaterial. The Company is not able to reasonably estimate the effect of adopting this standard on future financial periods as the impact will vary based on the nature and volume of new or materially modified transactions in any given period.

For 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, such as equipment and services,  the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.
Revenue from products under sales-type lease contracts is recognized in accordance with ASC 840, "Leases" ("ASC 840") upon installation or upon delivery, in cases where the customer obtains its own or other's installation services. The net investments in sales-type leases are discounted at the interest rates implicit in the leases. The present values of payments due under sales-type lease contracts are recorded as revenue at the time of shipment or installation, as appropriate. Future interest income is deferred and recognized over the related lease term as financial income.

Revenue from products and services under operating leases of equipment is recognized ratably over the lease period, in accordance with ASC 840.

Deferred revenue represents amounts received by the Group when the criteria for revenue recognition as described above are not met and are included in "Other current liabilities" and "Other long-term liabilities". In general, when deferred revenue is recognized as revenue, the associated deferred charges are also recognized as cost of sales.

o.	Shipping and advertising expenses:

Selling and marketing expenses include shipping expenses in the amounts of $ 2,863, $ 3,945 and $ 2,503 for the years ended December 31, 2011, 2010 and 2009, respectively.

Advertising costs are expensed as incurred. Advertising expenses amounted to $ 1,252, $ 859 and $ 722 for the years ended December 31, 2011, 2010 and 2009, respectively.

p.	Warranty costs:

Generally, the Group provides product warranties for periods between twelve to eighteen months at no extra charge. A provision is recorded for estimated warranty costs based on the Group's experience. Warranty expenses for the years ended December 31, 2011, 2010 and 2009 were immaterial.

q.	Research and development expenses:

Research and development expenses, net of grants received, are charged to expenses as incurred.

r.	Grants:

The Group received non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Group is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 3,375, $ 3,249 and $ 2,311 in 2011, 2010 and 2009, respectively.
s.	Accounting for stock-based compensation:

The Group accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Group recognizes compensation expenses for the value of its awards, which vested and were granted prior to January 1, 2006, based on the accelerated attribution method and for awards granted subsequent to January 1, 2006, based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Group selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and the fair value of restricted share units, or RSUs, based on the market stock price on the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding.  The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The Group accounts for equity instruments issued to third party service providers (non-employees) in accordance with the fair value based on an option-pricing model, pursuant to the guidance in ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50") (formerly: EITF 96-18, "Accounting for Equity Instruments That Are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling Goods or Services"). The fair value of the options granted is revalued over the related service periods and recognized over the vesting period. (See also Note 8).

t.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740") (formerly: SFAS No. 109, "Accounting for Income Taxes"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax position in accordance with ASC 740-10, "Income Taxes" ("ASC 740-10") , as amended by FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("FIN 48"). ASC 740-10 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 utilizes a two-step approach for evaluating tax positions. Recognition (step one) occurs when an enterprise concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustained upon examination. Measurement (step two) is only addressed if step one has been satisfied (i.e., the position is more-likely-than-not to be sustained) otherwise a full liability in respect of a tax position not meeting the more-than-likely-than-not criteria is recognized.

Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis that is more-likely-than-not to be realized upon ultimate settlement.

ASC 740-10, as amended by FIN 48, applies to all tax positions related to income taxes subject to ASC 740. This includes tax positions considered to be "routine" as well as those with a high degree of uncertainty. FIN 48 has expanded disclosure requirements, which include a tabular roll forward of the beginning and ending aggregate unrecognized tax benefits as well as specific detail related to tax uncertainties for which it is reasonably possible the amount of unrecognized tax benefit will significantly increase or decrease within twelve months (See also Note 11).

u.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, short-term and long-term restricted cash, short-term restricted cash held by trustees, trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables.

The majority of the Group's cash and cash equivalents, short-term bank deposits, and short-term and long-term restricted cash are invested in dollars with major banks in Israel and in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in Israel and other jurisdictions. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear lower risk.

The Group also has restricted cash held by trustees, which is invested in Colombian Peso with major banks in Colombia. As of December 31, 2011, restricted cash held by the trustees amounted to $ 1,549. The Group is entitled to receive the restricted cash held by the trustee in stages based upon operational milestones. The cash held in trusts is reflected in the Company's balance sheet as "Restricted cash held by trustees".

Trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables of the Group are mainly derived from sales to major customers located in the U.S., Europe, Asia and Asia Pacific, South America and Africa. The Group performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. An allowance for doubtful accounts is determined with respect to specific debts that the Group has determined to be doubtful of collection.

During 2011 and 2010, the Company entered into hedging contracts, with major banks in Israel, in order to hedge portions of its anticipated NIS payroll payments. These contracts are designated as cash flow hedges. Those contracts mature at the time in which the related salary payments are paid. See also Note 2z and Note 7.

v.	Employee related benefits:

Severance pay:

The Company's liability for severance pay is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheet.

During April and May 2008 (the" transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance liability and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to April and May 2008 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2011, 2010 and 2009, amounted to approximately $ 3,732, $ 2,317 and $ 1,962, respectively.

401K profit sharing plans:

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Generally, the Group contributes one dollar for each dollar a participant contributes in this plan, in an amount of up to 3% of salary and in addition, it contributes fifty cents for each dollar a participant contributes in this plan, for an additional 3%. Matching contributions for all the plans were approximately $ 1,230, $ 610 and $ 250 for the years ended 2011, 2010 and 2009, respectively. Matching contributions are invested in proportion to each participant's voluntary contributions in the investment options provided under the plan. Starting April 2009, the Group suspended the matching contribution and it was resumed in February 2010.

w.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated  market participant expectations of future cash flow and therefore is classified as Level 3. As of December 31, 2011 and 2010, the fair value of the Company's convertible subordinated notes was $ 13,937 and $ 14,043, respectively.

x.	Restructuring Costs:

y.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260")  (formerly: SFAS No. 128, "Earning per Share"). The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted net earnings (loss) per share, as they would have been anti-dilutive, was 5,750,076, 3,794,561 and 3,931,824 for the years ended December 31, 2011, 2010 and 2009, respectively.

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:

	Year ended December 31,
	2011	2010	2009
Numerator for basic net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$(5,850)	$30,619	$1,878
Less -
Profit from redemption of convertible subordinated notes	-	-	(106)

Numerator for diluted net earnings (loss) per share	$(5,850)	$30,619	$1,772

2.	Denominator (in thousands):

Denominator for basic net earnings (loss) per share -
Weighted average number of shares	40,929	40,467	40,159
Add-employee stock options and convertible subordinated notes	*) -	1,518	1,315

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	40,929	41,985	41,474

*) Anti-dilutive.

z.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815") (formerly: SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company measured the fair value of the contracts in accordance with ASC No. 820, "Fair Value Measurement and Disclosure" ("ASC 820") at Level 2. As of December 31, 2011 the fair value of the hedging instruments amount to a liability of $ 799 which is recorded in "Other current liabilities" in the Company's balance sheet.

aa.	Impact of recently issued accounting pronouncements:

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" (ASU 2011-04), which is effective for annual reporting periods beginning after December 15, 2011. This guidance amends certain accounting and disclosure requirements related to fair value measurements. Additional disclosure requirements in the update include: (1) for Level 3 fair value measurements, quantitative information about unobservable inputs used, a description of the valuation processes used by the entity, and a qualitative discussion about the sensitivity of the measurements to changes in the unobservable inputs; (2) for an entity's use of a nonfinancial asset that is different from the asset's highest and best use, the reason for the difference; (3) for financial instruments not measured at fair value but for which disclosure of fair value is required, the fair value hierarchy level in which the fair value measurements were determined; and (4) the disclosure of all transfers between Level 1 and Level 2 of the fair value hierarchy. The Company is currently evaluating ASU 2011-04 and has not yet determined the impact that adoption will have on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income" (ASU 2011-05), which is effective for annual reporting periods beginning after December 15, 2011. Accordingly, the Company will adopt ASU 2011-05 on January 1, 2012. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. In addition, items of other comprehensive income that are reclassified to profit or loss are required to be presented separately on the face of the financial statements. This guidance is intended to increase the prominence of other comprehensive income in financial statements by requiring that such amounts be presented either in a single continuous statement of income and comprehensive income or separately in consecutive statements of income and comprehensive income. The Company is currently evaluating ASU 2011-05 and has not yet elected how to present the other comprehensive income on its consolidated financial statements.

In September 2011, the FASB amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

ab.	Reclassification:

Certain figures have been reclassified to conform to the 2011 presentation. The reclassification had no effect on previously reported net income (loss), equity or cash flows.